INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 51,357	$ 48,784	$ 48,784
Changes resulting from:
Property acquisitions			2,964		5,652
Capital expenditures			883		1,895
Property dispositions			(557)		(1,915)
Fair value gains, net			793		549
Foreign currency translation			(1,000)		1,280
Transfer between commercial properties and commercial developments			0		0
Reclassifications to assets held for sale and other changes			(1,395)		(4,888)
Balance, end of period	$ 53,045		53,045		51,357
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			48,780	45,699	45,699
Changes resulting from:
Property acquisitions			2,441		5,545
Capital expenditures			357		905
Property dispositions			(556)		(1,240)
Fair value gains, net	(9)	$ 293	409	145	347
Foreign currency translation			(936)		1,121
Transfer between commercial properties and commercial developments			145		1,038
Reclassifications to assets held for sale and other changes			(1,393)		(4,635)
Balance, end of period	49,247		49,247		48,780
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			2,577	3,085	3,085
Changes resulting from:
Property acquisitions			523		107
Capital expenditures			526		990
Property dispositions			(1)		(675)
Fair value gains, net	355	$ 60	384	$ 104	202
Foreign currency translation			(64)		159
Transfer between commercial properties and commercial developments			(145)		(1,038)
Reclassifications to assets held for sale and other changes			(2)		(253)
Balance, end of period	$ 3,798		$ 3,798		$ 2,577